Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
April 30, 2022
T01-NPRT3-0622
1.9584802.108

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
AUTO COMPONENTS – 2.2%
Auto Parts & Equipment – 2.1%
Adient PLC (a)		33,493	$ 1,143,451
American Axle & Manufacturing Holdings, Inc. (a)		68,613	454,218
Aptiv PLC (a)		74,026	7,876,366
Autoliv, Inc.		26,460	1,949,573
BorgWarner, Inc.		73,709	2,714,702
Dana, Inc.		55,044	815,202
Dorman Products, Inc. (a)		11,198	1,105,467
Fox Factory Holding Corp. (a)		14,103	1,154,754
Gentex Corp.		76,963	2,258,864
Gentherm, Inc. (a)		14,107	951,094
Holley, Inc. (a)		3,653	38,503
LCI Industries		9,455	920,161
Lear Corp.		17,761	2,272,342
Luminar Technologies, Inc. (a)		2,492	30,826
Modine Manufacturing Co. (a)		4,475	35,352
Patrick Industries, Inc.		1,000	62,250
Standard Motor Products, Inc.		14,119	602,599
Stoneridge, Inc. (a)		19,347	381,329
Tenneco, Inc. Class A (a)		50,246	862,724
Visteon Corp. (a)		10,219	1,070,031
XL Fleet Corp. (a)		17,316	24,242
XPEL, Inc. (a)		1,643	71,093
			26,795,143
Tires & Rubber – 0.1%
The Goodyear Tire & Rubber Co. (a)		103,787	1,382,443
TOTAL AUTO COMPONENTS	28,177,586
AUTOMOBILES – 17.8%
Automobile Manufacturers – 17.6%
Canoo, Inc. (a)		6,557	31,474
Electric Last Mile Solutions, Inc. (a)		11,093	10,205
Faraday Future Intelligent Electric, Inc. (a)		6,571	16,953
Fisker, Inc. (a)		4,428	44,546
Ford Motor Co.		1,052,659	14,905,651
General Motors Co. (a)		351,077	13,309,329
Lordstown Motors Corp. Class A (a)		9,609	20,948
Lucid Group, Inc. (a)		54,614	987,421
Rivian Automotive, Inc. (a)		15,818	478,336
Tesla, Inc. (a)		221,151	192,569,445
Thor Industries, Inc.		18,036	1,380,656
Winnebago Industries, Inc.		13,988	743,882
Workhorse Group, Inc. (a)		9,134	27,493
			224,526,339
Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.		50,537	1,842,074
TOTAL AUTOMOBILES	226,368,413

		Shares	Value
DISTRIBUTORS – 1.1%
Distributors – 1.1%
Funko, Inc. Class A (a)		2,989	$ 48,691
Genuine Parts Co.		40,952	5,325,808
LKQ Corp.		81,353	4,037,549
Pool Corp.		11,560	4,684,343
			14,096,391
Internet Retail – 0.0%
ThredUp, Inc. (a)		3,725	24,548
TOTAL DISTRIBUTORS	14,120,939
DIVERSIFIED CONSUMER SERVICES – 1.5%
Education Services – 0.7%
2U, Inc. (a)		3,093	30,868
Adtalem Global Education, Inc. (a)		23,656	693,357
American Public Education, Inc. (a)		17,074	331,918
Bright Horizons Family Solutions, Inc. (a)		18,500	2,113,440
Chegg, Inc. (a)		38,032	940,912
Coursera, Inc. (a)		1,502	28,253
Duolingo, Inc. (a)		357	30,870
Graham Holdings Co. Class B		1,730	1,024,800
Grand Canyon Education, Inc. (a)		16,252	1,559,704
Laureate Education, Inc. Class A		52,148	590,837
Perdoceo Education Corp. (a)		43,634	487,828
PowerSchool Holdings, Inc. (a)		2,200	33,308
Strategic Education, Inc.		9,436	609,566
Stride, Inc. (a)		24,392	958,606
			9,434,267
Specialized Consumer Services – 0.8%
Carriage Services, Inc.		13,867	594,756
European Wax Center, Inc.		1,790	49,135
Frontdoor, Inc. (a)		29,776	920,376
H&R Block, Inc.		65,840	1,716,449
Mister Car Wash, Inc. (a)		2,742	39,485
OneSpaWorld Holdings Ltd. (a)		63,961	642,168
Rover Group, Inc. (a)		6,006	38,018
Service Corp. International		51,523	3,380,424
Terminix Global Holdings, Inc. (a)		43,084	1,977,125
The Beachbody Co., Inc. (a)		17,135	28,101
Vivint Smart Home, Inc. (a)		4,437	23,250
WW International, Inc. (a)		25,889	253,453
			9,662,740
TOTAL DIVERSIFIED CONSUMER SERVICES	19,097,007
HOTELS, RESTAURANTS & LEISURE – 18.7%
Casinos & Gaming – 1.9%
Accel Entertainment, Inc. (a)		47,406	560,813
Bally's Corp. (a)		16,085	479,976
Boyd Gaming Corp.		29,016	1,757,789
Caesars Entertainment, Inc. (a)		53,851	3,569,244

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Casinos & Gaming – continued
Churchill Downs, Inc.	11,186	$ 2,270,087
DraftKings, Inc. Class A (a)	13,547	185,323
Everi Holdings, Inc. (a)	44,607	774,378
GAN Ltd. (a)	4,705	17,550
Golden Entertainment, Inc. (a)	1,265	60,669
Golden Nugget Online Gaming, Inc. (a)	3,797	19,023
Las Vegas Sands Corp. (a)	100,237	3,551,397
MGM Resorts International	109,100	4,477,464
Monarch Casino & Resort, Inc. (a)	9,630	675,544
Penn National Gaming, Inc. (a)	49,294	1,802,682
Red Rock Resorts, Inc. Class A	25,486	1,120,365
Rush Street Interactive, Inc. (a)	4,130	26,226
Scientific Games Corp. Class A (a)	23,171	1,298,966
Wynn Resorts Ltd. (a)	31,163	2,196,368
		24,843,864
Hotels, Resorts & Cruise Lines – 7.0%
Airbnb, Inc. Class A (a)	68,608	10,511,432
Booking Holdings, Inc. (a)	10,907	24,107,851
Carnival Corp. (a)	206,532	3,573,003
Choice Hotels International, Inc.	12,842	1,803,787
Expedia Group, Inc. (a)	39,497	6,902,101
Hilton Grand Vacations, Inc. (a)	31,614	1,480,484
Hilton Worldwide Holdings, Inc. (a)	75,959	11,795,673
Hyatt Hotels Corp. Class A (a)	1,230	116,801
Lindblad Expeditions Holdings, Inc. (a)	27,305	418,039
Marriott International, Inc. Class A (a)	75,002	13,314,355
Marriott Vacations Worldwide Corp.	13,479	2,012,819
Membership Collective Group, Inc. (a)	3,580	26,814
Norwegian Cruise Line Holdings Ltd. (a)	121,889	2,441,437
Playa Hotels & Resorts N.V. (a)	84,146	794,338
Royal Caribbean Cruises Ltd. (a)	65,512	5,092,248
Travel + Leisure Co.	30,014	1,665,177
Wyndham Hotels & Resorts, Inc.	29,877	2,627,981
		88,684,340
Leisure Facilities – 0.6%
F45 Training Holdings, Inc. (a)	4,692	41,243
Planet Fitness, Inc. Class A (a)	26,527	2,122,956
SeaWorld Entertainment, Inc. (a)	20,092	1,355,004
Six Flags Entertainment Corp. (a)	29,463	1,127,549
Vail Resorts, Inc.	12,193	3,098,973
		7,745,725
Restaurants – 9.2%
Aramark	71,748	2,600,865
BJ's Restaurants, Inc. (a)	12,951	359,908

		Shares	Value

Bloomin' Brands, Inc.		34,640	$ 761,734
Brinker International, Inc. (a)		17,943	651,869
Chipotle Mexican Grill, Inc. (a)		7,424	10,806,449
Chuys Holdings, Inc. (a)		1,704	42,617
Cracker Barrel Old Country Store, Inc.		8,553	949,297
Darden Restaurants, Inc.		37,177	4,897,326
Dave & Buster's Entertainment, Inc. (a)		20,809	946,809
Denny's Corp. (a)		39,826	510,569
Dine Brands Global, Inc.		8,762	628,148
Domino's Pizza, Inc.		10,632	3,593,616
El Pollo Loco Holdings, Inc. (a)		20,729	220,764
Jack in the Box, Inc.		9,289	768,758
Krispy Kreme, Inc.		3,529	46,865
McDonald's Corp.		197,105	49,110,682
Papa John's International, Inc.		11,675	1,063,009
Ruth's Hospitality Group, Inc.		25,735	539,663
Shake Shack, Inc. Class A (a)		12,422	718,364
Starbucks Corp.		311,592	23,257,227
Texas Roadhouse, Inc.		22,141	1,822,869
The Cheesecake Factory, Inc. (a)		18,976	700,404
The Wendy's Co.		68,171	1,347,059
Wingstop, Inc.		10,323	947,238
Yum! Brands, Inc.		80,569	9,427,379
			116,719,488
TOTAL HOTELS, RESTAURANTS & LEISURE	237,993,417
HOUSEHOLD DURABLES – 4.4%
Consumer Electronics – 0.5%
Garmin Ltd.		41,923	4,600,630
GoPro, Inc. Class A (a)		68,463	610,690
Snap One Holdings Corp. (a)		2,137	25,537
Sonos, Inc. (a)		34,817	794,524
Universal Electronics, Inc. (a)		10,223	301,579
Vuzix Corp. (a)		4,936	25,519
			6,358,479
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.		20,565	488,213
La-Z-Boy, Inc.		21,440	563,443
Leggett & Platt, Inc.		44,321	1,579,157
Mohawk Industries, Inc. (a)		18,296	2,580,834
Purple Innovation, Inc. (a)		5,027	20,711
Tempur Sealy International, Inc.		60,496	1,640,047
The Lovesac Co. (a)		2,208	96,799
			6,969,204
Homebuilding – 2.7%
Cavco Industries, Inc. (a)		3,842	907,673
Century Communities, Inc.		14,164	746,726
D.R. Horton, Inc.		94,229	6,557,396
Dream Finders Homes, Inc. (a)		2,729	47,294
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
Green Brick Partners, Inc. (a)		24,969	$ 491,889
Hovnanian Enterprises, Inc. (a)		582	26,784
Installed Building Products, Inc.		9,484	763,178
KB Home		30,802	998,909
Lennar Corp. Class A		76,327	5,838,252
LGI Homes, Inc. (a)		8,265	774,513
M.D.C. Holdings, Inc.		23,055	850,960
M/I Homes, Inc. (a)		14,741	652,731
Meritage Homes Corp. (a)		14,377	1,186,821
NVR, Inc. (a)		954	4,174,904
PulteGroup, Inc.		76,287	3,185,745
Skyline Champion Corp. (a)		19,966	1,019,065
Taylor Morrison Home Corp. (a)		46,607	1,220,637
Toll Brothers, Inc.		39,170	1,816,313
TopBuild Corp. (a)		10,676	1,933,851
Tri Pointe Homes, Inc. (a)		50,387	1,041,499
			34,235,140
Household Appliances – 0.5%
Cricut, Inc. (a)		2,002	23,263
Helen of Troy Ltd. (a)		8,547	1,833,417
iRobot Corp. (a)		10,706	542,259
Traeger, Inc. (a)		3,267	19,569
Weber, Inc.		3,403	29,878
Whirlpool Corp.		18,301	3,321,998
			5,770,384
Housewares & Specialties – 0.2%
Newell Brands, Inc.		119,233	2,760,244
Tupperware Brands Corp. (a)		3,290	57,838
			2,818,082
TOTAL HOUSEHOLD DURABLES	56,151,289
INTERNET & DIRECT MARKETING RETAIL – 21.6%
Internet & Direct Marketing Retail – 21.6%
1-800-FLOWERS.com, Inc. Class A (a)		18,743	191,179
Amazon.com, Inc. (a)		98,199	244,086,380
CarParts.com, Inc. (a)		5,499	32,939
Chewy, Inc. Class A (a)		1,044	30,339
ContextLogic, Inc. Class A (a)		12,679	21,554
DoorDash, Inc. Class A (a)		15,940	1,297,994
Duluth Holdings, Inc. Class B (a)		5,613	68,759
eBay, Inc.		172,086	8,934,705
Etsy, Inc. (a)		34,505	3,215,521
Groupon, Inc. (a)		15,168	295,928
Lands' End, Inc. (a)		13,901	194,892
MercadoLibre, Inc. (a)		12,191	11,869,523
Overstock.com, Inc. (a)		14,594	489,775
PetMed Express, Inc.		15,286	334,764
Porch Group, Inc. (a)		3,482	12,883
Poshmark, Inc. Class A (a)		2,431	26,838

		Shares	Value

Quotient Technology, Inc. (a)		47,733	$ 253,462
Qurate Retail, Inc. Class A		133,986	564,081
Revolve Group, Inc. (a)		15,563	657,692
Shutterstock, Inc.		9,640	729,941
Stitch Fix, Inc. Class A (a)		20,097	190,922
The Original BARK Co. (a)		9,501	29,358
The RealReal, Inc. (a)		19,002	102,991
Wayfair, Inc. Class A (a)		19,171	1,475,017
			275,107,437
Internet Retail – 0.0%
Xometry, Inc. (a)		850	27,897
TOTAL INTERNET & DIRECT MARKETING RETAIL	275,135,334
INTERNET SOFTWARE & SERVICES – 0.0%
Internet Software & Services – 0.0%
Liquidity Services, Inc. (a)		1,837	26,489
LEISURE PRODUCTS – 1.3%
Leisure Products – 1.3%
Acushnet Holdings Corp.		18,255	743,709
AMMO, Inc. (a)		7,207	29,188
Brunswick Corp.		25,248	1,909,001
Callaway Golf Co. (a)		37,498	822,706
Clarus Corp.		1,593	35,603
Hasbro, Inc.		39,395	3,469,124
Johnson Outdoors, Inc. Class A		4,368	334,065
Latham Group, Inc. (a)		2,212	26,544
Malibu Boats, Inc. Class A (a)		10,448	525,430
Mattel, Inc. (a)		111,056	2,699,771
Peloton Interactive, Inc. Class A (a)		61,383	1,077,885
Polaris, Inc.		18,819	1,786,676
Smith & Wesson Brands, Inc.		34,475	473,342
Sturm Ruger & Co., Inc.		10,079	686,884
Vinco Ventures, Inc. (a)		12,197	30,249
Vista Outdoor, Inc. (a)		26,172	922,040
YETI Holdings, Inc. (a)		25,114	1,227,321
TOTAL LEISURE PRODUCTS	16,799,538
MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (b)		7,026	0
MULTILINE RETAIL – 5.0%
Department Stores – 0.6%
Dillard's, Inc. Class A		3,474	1,055,436
Kohl's Corp.		47,767	2,764,754
Macy's, Inc.		97,305	2,351,862
Nordstrom, Inc.		40,264	1,034,785
			7,206,837
General Merchandise Stores – 4.4%
Big Lots, Inc.		16,258	502,372
Dollar General Corp.		63,445	15,070,091

Quarterly Report	4

Common Stocks – continued
		Shares	Value
MULTILINE RETAIL – continued
General Merchandise Stores – continued
Dollar Tree, Inc. (a)		62,369	$ 10,131,844
Franchise Group, Inc.		2,276	84,872
Ollie's Bargain Outlet Holdings, Inc. (a)		19,646	943,990
Target Corp.		127,512	29,155,619
			55,888,788
TOTAL MULTILINE RETAIL	63,095,625
SPECIALTY RETAIL – 19.6%
Apparel Retail – 3.5%
Abercrombie & Fitch Co. Class A (a)		27,072	936,150
American Eagle Outfitters, Inc.		54,667	826,018
Boot Barn Holdings, Inc. (a)		13,628	1,227,338
Burlington Stores, Inc. (a)		19,176	3,903,467
Caleres, Inc.		1,913	43,865
Citi Trends, Inc. (a)		525	14,684
Designer Brands, Inc. Class A		40,949	565,915
Foot Locker, Inc.		33,390	978,661
Genesco, Inc. (a)		11,031	684,253
Guess?, Inc.		25,073	563,390
Ross Stores, Inc.		97,976	9,775,065
Shoe Carnival, Inc.		18,411	555,828
The Buckle, Inc.		17,620	547,277
The Children's Place, Inc. (a)		9,014	417,619
The Gap, Inc.		74,447	924,632
The TJX Cos., Inc.		321,436	19,697,598
Urban Outfitters, Inc. (a)		28,695	682,941
Victoria's Secret & Co. (a)		26,517	1,249,481
Zumiez, Inc. (a)		13,504	494,652
			44,088,834
Automotive Retail – 3.5%
Advance Auto Parts, Inc.		18,539	3,700,941
America's Car-Mart, Inc. (a)		4,403	355,983
Arko Corp.		8,077	74,874
Asbury Automotive Group, Inc. (a)		8,098	1,487,684
AutoNation, Inc. (a)		15,605	1,808,776
AutoZone, Inc. (a)		5,735	11,214,620
Camping World Holdings, Inc. Class A		20,179	518,197
CarLotz, Inc. (a)		15,339	13,619
CarMax, Inc. (a)		46,934	4,025,999
Carvana Co. (a)		22,689	1,315,054
Group 1 Automotive, Inc.		7,142	1,243,708
Lithia Motors, Inc.		9,041	2,559,778
Monro, Inc.		14,796	676,621
Murphy USA, Inc.		9,106	2,127,162
O'Reilly Automotive, Inc. (a)		18,330	11,118,061
Penske Automotive Group, Inc.		13,025	1,365,280
Sonic Automotive, Inc. Class A		14,377	611,741

		Shares	Value

TravelCenters of America, Inc. (a)		865	$ 32,879
Volta, Inc. (a)		5,850	12,226
Vroom, Inc. (a)		4,524	7,057
			44,270,260
Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.		62,730	5,641,309
GameStop Corp. Class A (a)		17,997	2,250,885
Rent-A-Center, Inc.		20,382	491,614
			8,383,808
Home Improvement Retail – 9.4%
Floor & Decor Holdings, Inc. Class A (a)		26,309	2,097,354
GrowGeneration Corp. (a)		3,362	19,869
Lowe's Cos., Inc.		178,136	35,222,831
Lumber Liquidators Holdings, Inc. (a)		3,324	45,905
The Home Depot, Inc.		274,118	82,345,047
			119,731,006
Homefurnishing Retail – 0.5%
Bed Bath & Beyond, Inc. (a)		47,838	651,075
Haverty Furniture Companies, Inc.		14,742	366,044
RH (a)		4,913	1,651,358
Sleep Number Corp. (a)		10,462	424,339
The Aaron's Co., Inc.		12,461	255,824
Williams-Sonoma, Inc.		22,763	2,970,116
			6,318,756
Specialty Stores – 2.1%
Academy Sports & Outdoors, Inc.		2,001	74,757
Bath & Body Works, Inc.		77,992	4,124,997
Dick's Sporting Goods, Inc.		21,012	2,025,977
Five Below, Inc. (a)		17,077	2,682,797
Hibbett, Inc.		10,201	440,479
Leslie's, Inc. (a)		2,423	47,491
MarineMax, Inc. (a)		14,189	580,614
National Vision Holdings, Inc. (a)		29,424	1,107,813
Party City Holdings, Inc. (a)		7,097	21,930
Petco Health & Wellness Co., Inc. (a)		2,001	38,539
Sally Beauty Holdings, Inc. (a)		51,400	777,168
Signet Jewelers Ltd.		20,146	1,414,249
Sportsman's Warehouse Holdings, Inc. (a)		4,601	44,216
The Container Store Group, Inc. (a)		3,864	29,559
The ODP Corp. (a)		22,736	978,330
Tractor Supply Co.		32,015	6,449,422
Ulta Beauty, Inc. (a)		14,800	5,872,640
Winmark Corp.		2,784	565,709
			27,276,687
TOTAL SPECIALTY RETAIL	250,069,351
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – 6.5%
Apparel, Accessories & Luxury Goods – 2.6%
Capri Holdings Ltd. (a)		46,383	$ 2,212,469
Carter's, Inc.		15,768	1,328,296
Columbia Sportswear Co.		11,788	968,502
G-III Apparel Group Ltd. (a)		24,424	646,748
Hanesbrands, Inc.		115,273	1,528,520
Kontoor Brands, Inc.		19,880	789,832
Levi Strauss & Co. Class A		31,062	562,533
Lululemon Athletica, Inc. (a)		32,467	11,513,772
Movado Group, Inc.		1,607	57,804
Oxford Industries, Inc.		9,281	831,578
PLBY Group, Inc. (a)		1,972	17,432
PVH Corp.		23,078	1,679,617
Ralph Lauren Corp.		16,430	1,714,306
Tapestry, Inc.		84,893	2,794,678
Under Armour, Inc. Class A (a)		67,789	1,041,239
Under Armour, Inc. Class C (a)		73,621	1,044,682
VF Corp.		94,696	4,924,192
			33,656,200
Footwear – 3.9%
Crocs, Inc. (a)		20,625	1,370,119
Deckers Outdoor Corp. (a)		8,615	2,289,436
NIKE, Inc. Class B		336,788	41,997,464
Skechers U.S.A., Inc. Class A (a)		45,435	1,740,161
Steven Madden Ltd.		31,740	1,303,244
Wolverine World Wide, Inc.		32,720	648,510
			49,348,934
TOTAL TEXTILES, APPAREL & LUXURY GOODS	83,005,134
TOTAL COMMON STOCKS (Cost $1,246,902,276)			1,270,040,122
Money Market Fund – 0.3%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (c) (Cost $3,020,000)		3,020,000	$ 3,020,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,249,922,276)	1,273,060,122
NET OTHER ASSETS (LIABILITIES) (d) – 0.0%	405,378
NET ASSETS – 100.0%	$1,273,465,500

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $194,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	June 2022	$ 372,260	$ (39,263)	$ (39,263)
CME E-mini S&P Consumer Discretionary Select Sector Index Contracts (United States)	17	June 2022	2,794,630	(292,570)	(292,570)
Total Equity Index Contracts					$ (331,833)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or
Quarterly Report	6

reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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